Acquisition of Subsidiary (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of subsidiaries [text block] [Abstract]
Schedule of net assets and the cash outflows on the acquisition
Figures in Rand thousands	Notes	As of February 28, 2022

Intangible assets [1]	7	13,385
Other non-current assets		5,055
Cash and cash equivalents		2,140
Other current assets (excluding cash and cash equivalents)		11,090
Non-current liabilities		(13,478)
Current liabilities		(3,967)

Net identifiable assets acquired		14,225
Add: Goodwill	8	58,314
Add: Other financial asset [2]		1,865
Less: NCI based on proportionate interest		(4,253)
Cash consideration transferred for the business		70,151

Less: cash and cash equivalents acquired		(2,140)
Net outflow of cash		68,011

Figures in Rand thousands	Note	As of February 28, 2022

Property, plant and equipment		114,166
Cash and cash equivalents		1,404
Other current assets (excluding cash and cash equivalents)		1,476
Term loans	16	(59,088)
Other non-current liabilities		(14,387)
Current liabilities		(1,167)

Net identifiable assets acquired		42,404
Settlement of amounts due from Purple Rain		(42,404)
Cash consideration transferred for acquisition of asset		*

Less: cash and cash equivalents acquired		(1,404)
Net inflow of cash		(1,404)